STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Share Capital [Member]	Capital reserves [Member]	Legal reserve [Member]	Reserve for expansion [Member]	Tax benefit reserve [Member]	Treasury shares [Member]	Equity valuation adjustments [Member]	Retained earnings [Member]	Total
Balance at beginning at Dec. 31, 2015	R$ 9,866,298	R$ 401,437	R$ 619,513	R$ 4,650,896	R$ 1,040,660	R$ (3,369)	R$ 1,887	R$ 0	R$ 16,577,322
Total comprehensive income
Net income for the year								750,427	750,427
Remeasurement of post-employment benefit obligation (Note 13)							(204)		(204)
Cash flow hedge							(2,190)		(2,190)
Total comprehensive income for the year							(2,394)	750,427	748,033
Total contributions from shareholders and distributions to shareholders
Stock options (Note 24.b)		3,802							3,802
Allocation of net income for the period:
Legal reserve (Note 24)			37,521					(37,521)	0
Dividends declared (Note 24)								(148,664)	(148,664)
Reserve for tax benefit (Note 24)					118,250			(118,250)	0
Reserve for expansion (Note 24)				445,992				(445,992)	0
Dividends recorded directly in shareholder's equity (Note 24)				7,020					7,020
Total contributions from shareholders and distributions to shareholders		3,802	37,521	453,012	118,250			(750,427)	(137,842)
Balance at end at Dec. 31, 2016	9,866,298	405,239	657,034	5,103,908	1,158,910	(3,369)	(507)	0	17,187,513
Total comprehensive income
Net income for the year								1,234,507	1,234,507
Remeasurement of post-employment benefit obligation (Note 13)							(694)		(694)
Cash flow hedge							2,190		2,190
Total comprehensive income for the year							1,496	1,234,507	1,236,003
Total contributions from shareholders and distributions to shareholders
Stock options (Note 24.b)		10,923							10,923
Purchases of treasury shares, net of disposals						(13,118)			(13,118)
Allocation of net income for the period:
Legal reserve (Note 24)			61,725					(61,725)	0
Dividends declared (Note 24)								(103,325)	(103,325)
Interest on shareholders' equity (Note 24)								(189,991)	(189,991)
Reserve for tax benefit (Note 24)					112,793			(112,793)	0
Reserve for expansion (Note 24)				766,973				(766,973)	0
Dividends recorded directly in shareholder's equity (Note 24)				23,179					23,179
Total contributions from shareholders and distributions to shareholders		10,923	61,725	790,152	112,493	(13,118)		(1,234,507)	(272,332)
Balance at end at Dec. 31, 2017	9,866,298	416,162	718,759	5,894,060	1,271,403	(16,487)	989	0	18,151,184
Impact of initial adoption of new accounting pronouncements (Note 2.f)				(62,119)					(62,119)
Balance at beginning, adjusted	9,866,298	416,162	718,759	5,831,941	1,271,403	(16,487)	989	0	18,089,065
Total comprehensive income
Net income for the year								2,545,101	2,545,101
Remeasurement of post-employment benefit obligation (Note 13)							(142)		(142)
Cash flow hedge									0
Total comprehensive income for the year							(142)	2,545,101	2,544,959
Total contributions from shareholders and distributions to shareholders
Stock options (Note 24.b)		(4,071)							(4,071)
Purchases of treasury shares, net of disposals						7,964			7,964
Allocation of net income for the period:
Legal reserve (Note 24)			119,933					(119,933)	0
Interest on shareholders' equity (Note 24)								(849,994)	(849,994)
Reserve for tax benefit (Note 24)					146,455			(146,455)	0
Reserve for expansion (Note 24)				1,428,719				(1,428,719)	0
Dividends recorded directly in shareholder's equity (Note 24)				6,914					6,914
Total contributions from shareholders and distributions to shareholders		(4,071)	119,933	1,435,633	146,455	7,964	0	(2,545,101)	(839,187)
Balance at end at Dec. 31, 2018	R$ 9,866,298	R$ 412,091	R$ 838,692	R$ 7,267,574	R$ 1,417,858	R$ (8,523)	R$ 847	R$ 0	R$ 19,794,837